Consolidated Statements of Comprehensive Loss ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 ILS (₪) ₪ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 ILS (₪) ₪ / shares shares	Dec. 31, 2017 ILS (₪) ₪ / shares shares
Research and development expenses, net	₪ 12,122	$ 3,508	₪ 13,513	₪ 11,503
General and administrative expenses	10,210	2,954	15,734	12,930
Total operating expenses	22,332	6,462	29,247	24,433
Operating loss	22,332	6,462	29,247	24,433
Financial income	(6,993)	(2,024)	(9,154)	(101)
Financial expenses	1,469	425	20	3,892
Total Comprehensive loss	₪ 16,808	$ 4,863	₪ 20,113	₪ 28,224
Loss per share
Basic and diluted loss per share (in New Shekels per share and Dollars per share) | (per share)	₪ 0.079	$ 0.023	₪ 0.155	₪ 0.252
Weighted average number of shares outstanding used to compute basic and diluted loss per share (in Shares)	212,642,505	212,642,505	129,426,091	111,968,663